UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22791

 NAME OF REGISTRANT:                     DoubleLine Income Solutions
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell
                                         c/o DoubleLine Capital LP
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          213-633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


DoubleLine Income Solutions Fund
This filing is intended to amend and replace the Form N-PX filing made by DoubleLine Income Solutions Fund on August 23, 2016.
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK LIQUIDITY FUNDS                                                                   Agenda Number:  934316135
--------------------------------------------------------------------------------------------------------------------------
    Security:  09248U700                                                             Meeting Type:  Special
      Ticker:  TFDXX                                                                 Meeting Date:  07-Mar-2016
        ISIN:  US09248U7000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     DIRECTOR
       DAVID O. BEIM                                             Mgmt          For                            For
       SUSAN J. CARTER                                           Mgmt          For                            For
       COLLETTE CHILTON                                          Mgmt          For                            For
       NEIL A. COTTY                                             Mgmt          For                            For
       MATINA S. HORNER                                          Mgmt          For                            For
       RODNEY D. JOHNSON                                         Mgmt          For                            For
       CYNTHIA A. MONTGOMERY                                     Mgmt          For                            For
       JOSEPH P. PLATT                                           Mgmt          For                            For
       ROBERT C. ROBB, JR.                                       Mgmt          For                            For
       MARK STALNECKER                                           Mgmt          For                            For
       KENNETH L. URISH                                          Mgmt          For                            For
       CLAIRE A. WALTON                                          Mgmt          For                            For
       FREDERICK W. WINTER                                       Mgmt          For                            For
       BARBARA G. NOVICK                                         Mgmt          For                            For
       JOHN M. PERLOWSKI                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIDELITY INSTL CASH PORTFOLIOS                                                              Agenda Number:  934286421
--------------------------------------------------------------------------------------------------------------------------
    Security:  316175108                                                             Meeting Type:  Special
      Ticker:  FIGXX                                                                 Meeting Date:  12-Feb-2016
        ISIN:  US3161751082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     DIRECTOR
       ELIZABETH S. ACTON                                        Mgmt          For                            For
       JOHN ENGLER                                               Mgmt          For                            For
       ALBERT R. GAMPER, JR.                                     Mgmt          For                            For
       ROBERT F. GARTLAND                                        Mgmt          For                            For
       ABIGAIL P. JOHNSON                                        Mgmt          For                            For
       ARTHUR E. JOHNSON                                         Mgmt          For                            For
       MICHAEL E. KENNEALLY                                      Mgmt          For                            For
       JAMES H. KEYES                                            Mgmt          For                            For
       MARIE L. KNOWLES                                          Mgmt          For                            For
       GEOFFREY A. VON KUHN                                      Mgmt          For                            For



* Management position unknown





SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Income Solutions Fund
By (Signature)       /s/ Ronald R. Redell
Name                 Ronald R. Redell
Title                President
Date                 09/25/2016